REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
Change in Carrying Amount of Redeemable Non-controlling Interests

The change in the carrying amount of redeemable non-controlling interests is as follows:

December 31, 2011
Balance as of December 31, 2010	0

Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Income attributable to the redeemable non-controlling interests	11,522
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590

Balance as of December 31, 2011	219,694